General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.	Wearable Devices Ltd. (the “Company”) was incorporated in Israel in March 2014. The Company develops and sells human-machine interface solutions for the smart wearables industry. The Company is still in its development stage and at an early stage of generating revenues. The Company’s products are designated directly to end users and also designated to businesses in integration of its technology in their smart wearable devices. The Company’s ordinary shares, no par value per share (“Ordinary Shares”), and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on September 13, 2022, under the symbols “WLDS” and “WLDSW,” respectively (see Note 4a below).

The Company’s revenues were derived from:

1)	The sales of business-to-consumer (“B2C”) products, the “Mudra Band” and the “Mudra Link”.

2)	The sales of business-to-business Mudra development kits composed of multiple performance obligations including tangible parts (“Hardware”) and a limited period (generally one year) application programming interface with no commercial rights, to enable the customer to evaluate the Company’s solution with its own products.

3)	The sales of pilot transactions to evaluate the integration of the Company’s solution with the customer’s products composed of multiple performance obligations including Hardware, tailor-made software applications and technical support during the pilot period.

In the six months ended June 30, 2026, and June 30, 2025, most of the Company’s revenues were derived from the sales of Mudra Band and Mudra Link to B2C customers.

b.	In 2018, the Company established a wholly owned subsidiary in the United States for the purpose of marketing and distribution of its solutions – Mudra Wearable, Inc. – which commenced its operations in 2020.

c.

In October 2024, the Company effected a one-for-twenty (1-for-20) reverse stock split of its Ordinary Shares (the “October Reverse Split”). As a result of the October Reverse Split, every twenty (20) Ordinary Shares issued and outstanding were combined into one Ordinary Share. The October Reverse Split changed the par value of the Ordinary Shares from NIS 0.01 to zero par value. On March 17, 2025, the Company effectuated an additional 1-for-4 reverse share split of its issued and outstanding Ordinary Shares (the “March Reverse Split”). The March Reverse Split did not change the number of shares authorized for issuance. On March 11, 2026, the Company effectuated an additional 1-for-3 reverse share split of its issued and outstanding Ordinary Shares, and on June 22, 2026, the Company effectuated a further 1-for-3 reverse share split of its issued and outstanding Ordinary Shares . All outstanding securities entitling their holders to purchase Ordinary Shares, including options and warrants, were adjusted as a result of the Reverse Share Splits, as required by the terms of those securities.

All share amounts, share prices, and exercise prices have been adjusted retroactively within these financial statements to reflect the Reverse Share Splits.

d.	On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attack, Israel’s security cabinet declared war against Hamas and the Israeli military began to call-up reservists for active duty. As of August 24, 2026, there is a ceasefire with Hamas that has been in place since October 2025.

Following the attack by Hamas on Israel’s southern border, Hezbollah, a terrorist organization in Lebanon, has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon, and in October 2024, the Israeli military initiated a ground operation in Lebanon, primarily near the Israel-Lebanon border.

In June 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. In addition, during the two-week fighting with Iran in June 2025, Israel closed its airspace and ceased all port activity related to commercial shipments. In light of continued nuclear and missiles threats and intelligence assessments indicating imminent attacks, on February 28, 2026, the United States and Israel launched a preemptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities activities, as well as disrupt its nuclear and missiles programs. In addition, since March 2, 2026, Israel has been engaged with Hezbollah in Lebanon, that has been launching missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns. In response to these attacks, Israel has carried out a number of targeted strikes on sites associated with Hezbollah in Lebanon. As of August 24, 2026, the situation remains highly fluid, and the Company is unable to predict when, or on what terms, this escalation will be resolved.

Further, many Israeli citizens are obligated to perform several days, and in some cases, more, of annual military reserve duty each year until they reach the age of 40 (or older for certain reservists) and, in the event of a military conflict, may be called to active duty. As of August 24, 2026, these events have no material impact on the Company’s operations.

On October 24, 2023, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per ordinary share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until April 22, 2024, to regain compliance with the minimum bid requirement. Since the Company did not regain compliance with the minimum bid price requirement by April 22, 2024, it applied for an additional 180-calendar day grace period. On April 23, 2024, Nasdaq granted the Company an additional 180-day compliance period, or until October 21, 2024, to regain compliance with Nasdaq’s minimum bid price rule. On October 10, 2024, the October Reverse Split at the ratio of 1:20 became effective. As a result, the Company was informed by Nasdaq on October 28, 2024, that the Company had regained compliance.

The Company’s stockholders’ equity was approximately $1.7 million as of June 30, 2024. On January 16, 2025, the Company received a written notification from Nasdaq, which stated that the Company was no longer in compliance with the minimum stockholders’ equity requirement for continued listing on Nasdaq, due to the Company’s failure to maintain a minimum of $2.5 million in stockholders’ equity.

In accordance with Nasdaq rules, on February 5, 2025, the Company submitted a plan to regain compliance. On April 4, 2025, the Company received a letter notifying that the Company has regained compliance with listing Nasdaq Rule 5550(b)(1), and the matter was subsequently closed.

Liquidity and Resources:

The accompanying interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of August 24, 2026, the Company is still at its development stage and at an early stage of generating revenues. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. In September 2022, the Company completed an initial public offering (the “IPO”) in the United States whereby it listed it Ordinary Shares on Nasdaq and raised net proceeds of $13.3 million. In November 2023, the Company completed a secondary offering and raised net proceeds of $1.7 million.

In June 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”). During 2024, the Company issued 34,131 Ordinary Shares pursuant to SEPA for net proceeds of $4.4 million. In June 2024, the Company received an initial pre-paid advance of $2 million in connection with the execution of SEPA, which was fully repaid until February 2025.

In November 2024, the Company completed a registered direct offering and raised net proceeds of $1.58 million.

During 2025, the Company completed several subsequent equity offerings with Armistice Capital, LLC (the “Shareholder”) that resulted in aggregate net proceeds of approximately $20.5 million, as detailed within note 4.

Further, starting from September 2025 the Company entered into a sales agreement with a sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, Ordinary Shares through an at-the-market (“ATM”) equity offering program. During 2025, the Company raised net proceeds of approximately $1.2 million, before deducting offering expenses under the ATM program.

In April 2026, the Company entered into a warrant inducement transaction pursuant to which certain outstanding warrants were exercised for cash. The Company received aggregate gross proceeds of approximately $5.02 million and net proceeds of approximately $4.56 million. For additional information, see Note 4 – Shareholders’ Equity.

As of June 30, 2026, the Company had incurred accumulated losses of $42.7 million and expects to continue to fund its operations through fundings, such as issuances of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. The Company’s board of directors (see also Note 5.b.) and management believe that its cash will be sufficient for at least one year from the date of the approval of these financial statements.